INCOME TAXES - INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred income tax expense (benefit)
Total income tax expense	¥ 37,007	$ 5,315	¥ 93,915	¥ 161,647
PRC
Current income tax expense:
Current income tax expense	168,924		111,552	80,548
Deferred income tax expense (benefit)
Deferred income tax expense (benefit)	¥ (131,917)		¥ (17,637)	¥ 81,099